DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Carrying Amount Of Cash Flow Hedge Instruments	14
Notional Amount of Cash Flow Hedge Instruments	11
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	1
Long-term Line of Credit	5,967	5,907
Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum Potential Future Exposure on Credit Risk Derivatives	2,012	1,674
Purchase Options [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum Potential Future Exposure on Credit Risk Derivatives	828	975
Standby Letters of Credit [Member] | Clients Under Monitoring [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Long-term Line of Credit	17	8
Standby Letters of Credit [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Long-term Line of Credit	756	1,207